UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
 (Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2007

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

 SM

Citi    Tax Free Reserves

SEMI-ANNUAL
REPORT

FEBRUARY 28, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased a sharp 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, GDP growth was 2.5%.

          After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings and again in March 2007 after the reporting period ended. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “...the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

          During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. Yields then moved higher during much of the reporting period on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. However, yields then fell sharply at the end of February, as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the six months ended February 28, 2007, two-year Treasury yields moved from 4.79% to 4.65%. Over the same period, 10-year Treasury yields fell from 4.74% to 4.56%. The yields available from tax-free money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

CitiSM Tax Free Reserves	I

Performance Review

As of February 28, 2007, the seven-day current yield for CitiSM Tax Free Reserves was 3.02% and its seven-day effective yield, which reflects compounding, was 3.06%.1

          Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.88% and the seven-day effective yield would have been 2.92%.

          Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

          The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio.

CitiSM Tax Free Reserves Yields as of February 28, 2007 (unaudited)
Seven-day current yield[1]	3.02%

Seven-day effective yield[1]	3.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 2.88% and the seven-day effective yield would have been 2.92%.

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	CitiSM Tax Free Reserves

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

          Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

CitiSM Tax Free Reserves	III

          As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 16, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV	CitiSM Tax Free Reserves

Portfolio at a Glance (unaudited)

Tax Free Reserves Portfolio

Investment Breakdown

As a Percent of Total Investments

February 28, 2007

   16.8%

   15.3%

   14.9%

   10.0%

   7.1%

   7.1%

   6.8%

   5.0%

   4.0%

   3.8%

   0.9%

   1.6%

   1.7%

   0.8%

   0.6%

   0.2%

   3.4%

0.0%

5.0%

10.0%

15.0%

20.0%

Hospitals

General Obligation

Education

Transportation

Industrial Development

Water & Sewer

Miscellaneous

Utilities

Housing: Multi-Family

Housing: Single-Family

Public Facilities

Life Care Systems

Pollution Control

Finance

Electric

Solid Waste

Tax Allocation

CitiSM Tax Free Reserves 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)

CitiSM Tax Free Reserves - Class N	1.46%	$1,000.00	$1,014.60	0.65%	$3.25

(1)	For the six months ended February 28, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year then divided by 365.

2	CitiSM Tax Free Reserves 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)

CitiSM Tax Free Reserves - Class N	5.00%	$1,000.00	$1,021.57	0.65%	$3.26

(1)	For the six months ended February 28, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year then divided by 365.

CitiSM Tax Free Reserves 2007 Semi-Annual Report	3

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investment in Tax Free Reserves Portfolio, at value	$425,611,272
Receivable for Fund shares sold	790,841
Receivable from manager	7,902
Prepaid expenses	17,880

Total Assets	426,427,895

LIABILITIES:
Payable for Fund shares repurchased	4,715,549
Distributions payable	828,357
Distribution fees payable	80,920
Investment management fee payable	70,382
Trustees’ fees payable	17,063
Litigation Fee Payable	574
Accrued expenses	138,321

Total Liabilities	5,851,166

Total Net Assets	$420,576,729

NET ASSETS:
Par value (Note 3)	$4,207
Paid-in capital in excess of par value	420,651,328
Undistributed net investment income	5,983
Accumulated net realized loss on investments	(84,789)

Total Net Assets	$420,576,729

Shares Outstanding	420,655,535

Net Asset Value	$1.00

See Notes to Financial Statements.

4	CitiSM Tax Free Reserves 2007 Semi-Annual Report

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Income from Tax Free Reserves Portfolio	$7,053,785
Allocated net expenses from Tax Free Reserves Portfolio	(294,794)

Total Investment Income	6,758,991

EXPENSES:
Investment management fee (Note 2)	588,488
Distribution fees (Note 2)	490,407
Litigation fees (Note 6)	77,244
Registration fees	40,737
Trustees’ fees (Notes 2 and 8)	38,855
Shareholder reports	29,720
Restructuring fees (Note 8)	28,407
Legal fees	17,441
Audit and tax	10,592
Transfer agent fees	3,506
Miscellaneous expenses	5,653

Total Expenses	1,331,050
Less: Fee waivers and/or expense reimbursements (Notes 2, 6 and 8)	(329,949)

Net Expenses	1,001,101

Net Investment Income	5,757,890

Net Realized Gain on Investments From Tax Free Reserves Portfolio	2,575

Increase in Net Assets From Operations	$5,760,465

See Notes to Financial Statements.

CitiSM Tax Free Reserves 2007 Semi-Annual Report	5

Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$5,757,890	$9,734,557
Net realized gain (loss)	2,575	(6,297)

Increase in Net Assets From Operations	5,760,465	9,728,260

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(5,757,890)	(9,728,574)

Decrease in Net Assets From Distributions to Shareholders	(5,757,890)	(9,728,574)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	414,602,154	851,203,052
Reinvestment of distributions	789,135	1,510,402
Cost of shares repurchased	(374,862,574)	(879,196,649)

Increase (Decrease) in Net Assets From Fund Share Transactions	40,528,715	(26,483,195)

Increase (Decrease) in Net Assets	40,531,290	(26,483,509)
NET ASSETS:
Beginning of period	380,045,439	406,528,948

End of period*	$420,576,729	$380,045,439

*Includes undistributed net investment income of:	$5,983	$5,983

See Notes to Financial Statements.

6	CitiSM Tax Free Reserves 2007 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class N	2007(1)		2006		2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.015		0.025		0.014	0.004	0.007	0.012
Net realized gain (loss)(2)	0.000		(0.000)		(0.000)	(0.000)	(0.000)	0.000

Total Income From Operations	0.015		0.025		0.014	0.004	0.007	0.012

Less Distributions From:
Net investment income	(0.015)		(0.025)		(0.014)	(0.004)	(0.007)	(0.012)

Total Distributions	(0.015)		(0.025)		(0.014)	(0.004)	(0.007)	(0.012)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Total Return(3)	1.46%		2.54%		1.38%	0.41%	0.67%	1.21%

Net Assets, End of Period (000s)	$420,577		$380,045		$406,529	$463,815	$533,983	$551,344

Ratios to Average Net Assets:
Gross expenses(4)	0.84	%(5)(6)	0.85	%(7)	0.84%	0.84%	0.84%	0.86%
Net expenses(4)(8)(9)	0.66	(5)(6)	0.65		0.65	0.65	0.65	0.65
Net investment income	2.94	(5)	2.50		1.35	0.41	0.65	1.19

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.84% and 0.65%, respectively (Note 8).

(7)	The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.80%.

(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of the Fund will not exceed 0.65%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

CitiSM Tax Free Reserves 2007 Semi-Annual Report	7

Notes to Financial Statements (unaudited)

1.      Organization and Significant Accounting Policies

Citi Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

          Effective as of close of business, April 13, 2007, the Fund is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as an open-end management investment company.

          The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investments reflects the Fund’s proportionate interest (approximately 25.5% at February 28, 2007) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

          (b) Investment Income. The Fund earns income, net of Portfolio expense, daily based on its investment in the Portfolio.

          (c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

          (d) Method of Allocation. All the net investment income and net realized gain (loss) of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

          (e) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared as of 12:00 noon Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially

8	CitiSM Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

          (g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.      Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under investment management agreements, the Fund and the Portfolio pay investment management fees calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Portfolio	Fund	Total

First $1 billion	0.150%	0.300%	0.450%
Next $1 billion	0.150	0.275	0.425
Next $3 billion	0.150	0.250	0.400
Next $5 billion	0.150	0.225	0.375
Over $10 billion	0.150	0.200	0.350

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

          During the six months ended February 28, 2007, the Fund had a voluntary expense limitation in place of 0.65% of Class N shares average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $245,377. In addition, during the six months ended February 28, 2007, the Fund was reimbursed for expenses amounting to $7,328. In addition, during the six months ended February 28, 2007 the Fund was reimbursed for litigation fees in the amount of $77,244 as described in Note 6.

          Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

          The Fund adopted a Rule 12b-1 distribution plan, under the 1940 Act and under that plan the Fund pays monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. For the six months ended February 28, 2007, the distribution fee paid amounted to $490,407.

          The Trust pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Fund from Legg Mason or its affiliates.

          During a special meeting in June 2006, the Fund’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future

CitiSM Tax Free Reserves 2007 Semi-Annual Report	9

Notes to Financial Statements (unaudited) (continued)

Trustees and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Fund) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Fund’s allocable share of benefits under this amendment is $9,735.

          Under the previous Retirement Plan (the “Plan”), all Trustees who were not “Interested Persons” of the Fund, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Fund or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.      Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4.      Capital Loss Carryforward

As of August 31, 2006, the Fund had a net capital loss carryforwards of approximately $80,933, of which $5,702 expires in 2011, $14,898 expires in 2012, $60,107 expires in 2013 and $226 expires in 2014. These amounts will be available to offset any future taxable capital gains.

5.      Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

10	CitiSM Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

          On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

CitiSM Tax Free Reserves 2007 Semi-Annual Report	11

Notes to Financial Statements (unaudited) (continued)

          Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

          This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6.      Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Fund’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliot J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting”, used to obtain approval of

12	CitiSM Tax Free Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee. has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. It is uncertain when the court will decide the motion. No assurance can be given as to the outcome of this matter.

7.     Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Funds.

8.     Special Shareholder Meeting and Reorganization

Shareholders of the Fund approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The por-

CitiSM Tax Free Reserves 2007 Semi-Annual Report	13

Notes to Financial Statements (unaudited) (continued)

tions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, are not subject to the expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

9.     Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective, for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

14	CitiSM Tax Free Reserves 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of Special Meetings of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Trust level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Agreement and Plan of Reorganization.

1.      Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions

Elliot J. Berv	1,185,010,996.520	57,962,846.620	0.000
A. Benton Cocanougher	1,186,281,691.720	56,692,151.420	0.000
Jane F. Dasher	1,186,937,939.980	56,035,903.160	0.000
Mark T. Finn	1,186,374,230.020	56,599,613.120	0.000
Rainer Greeven	1,185,908,977.710	57,064,865.430	0.000
Stephen Randolph Gross	1,184,358,816.740	58,615,026.400	0.000
Richard E. Hanson Jr.	1,184,428,472.040	58,545,371.100	0.000
Diana R. Harrington	1,186,519,237.710	56,454,605.430	0.000
Susan M. Heilbron	1,186,471,865.790	56,501,977.350	0.000
Susan B. Kerley	1,185,253,930.210	57,719,912.930	0.000
Alan G. Merten	1,184,120,353.320	58,853,489.820	0.000
R. Richardson Pettit	1,186,490,630.290	56,483,212.850	0.000
R. Jay Gerken	1,185,172,416.110	57,801,427.030	0.000

† Board Members are elected by the shareholders of all of the series of the Trust, of which the Fund is a series.

2.      Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Reorganize as a Series of a Maryland Business Trust	996,263,560.370	53,132,751.320	28,955,848.450	164,621,683.000

          On January 29, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Board Members. The following table provides the number of votes cast for, against, as well as the number of abstentions and broker non-votes as to the following proposal:

Revise Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Borrowing Money	160,387,960.060	9,323,810.320	5,951,836.080	16,784,778.000
Underwriting	162,562,884.060	7,122,598.320	5,978,124.080	16,784,778.000
Lending	160,486,384.330	9,198,431.050	5,978,791.080	16,784,778.000
Issuing Senior Securities	163,271,990.330	6,412,824.050	5,978,792.080	16,784,778.000
Real Estate	163,164,256.330	6,489,003.050	6,010,347.080	16,784,778.000
Commodities	162,520,435.330	7,132,824.050	6,010,347.080	16,784,778.000

CitiSM Tax Free Reserves	15

Schedule of Investments (February 28, 2007) (unaudited)

TAX FREE RESERVES PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 98.0%
Alabama — 0.1%
$1,500,000	A-1+	Stevenson, AL, IDB, Environmental Improvement Revenue, Mead Corp. Project, LOC-JPMorgan Chase, 3.600%, 3/7/07 (a)	$1,500,000

Alaska — 0.3%
4,435,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank of America, 3.800%, 3/1/07 (a)	4,435,000

Arizona — 1.6%
2,100,000	A-1+	Arizona Health Facilities Authority Revenue, Refunding Banner Health, Series C, FGIC-Insured, 3.500%, 3/7/07 (a)	2,100,000
8,700,000	A-1+	McAllister Academic Village Revenue, Arizona State University Project, Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.490%, 3/7/07 (a)	8,700,000
15,905,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona University Projects, FGIC-Insured, 3.530%, 3/7/07 (a)	15,905,000

		Total Arizona	26,705,000

Arkansas — 0.3%
5,100,000	A-1	Osceola, AR Solid Waste District Revenue, Plum Point Energy Associates LLC Project, LOC-Credit Suisse, 3.690%, 3/1/07 (a)	5,100,000

Colorado — 3.8%
		Colorado Educational & Cultural Facilities Authority:
1,050,000	VMIG1(b)	Akiba Academy of Dallas, LOC-Bank of America, 3.640%, 3/1/07 (a)	1,050,000
5,215,000	VMIG1(b)	Daughters of Israel Inc., LOC-Bank of America, 3.640%, 3/1/07 (a)	5,215,000
225,000	VMIG1(b)	JFMC Facilities Corp., LOC-Bank of America, 3.640%, 3/1/07 (a)	225,000
1,135,000	VMIG1(b)	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 3.640%, 3/1/07 (a)	1,135,000
		National Jewish Federal Program:
100,000	P-1(b)	Series A-8, LOC-Bank of America, 3.640%, 3/1/07 (a)	100,000
2,100,000	VMIG1(b)	Series B-3, LOC-National City Bank, 3.640%, 3/1/07 (a)	2,100,000
		Colorado Educational & Cultural Facilities Authority Revenue:
1,500,000	A-1+	National Jewish Federal Building Project, Series C-2, LOC-U.S. Bank N.A., 3.650%, 3/1/07 (a)	1,500,000
		National Jewish Federation Bond Program:
3,125,000	VMIG1(b)	Series A-1, LOC-Bank of America, 3.640%, 3/1/07 (a)	3,125,000
700,000	VMIG1(b)	Series A-7, LOC-Bank of America, 3.640%, 3/1/07 (a)	700,000
		Refunding:
2,400,000	VMIG1(b)	National Jewish Federal Building, Series D-1, LOC-JPMorgan Chase, 3.640%, 3/1/07 (a)	2,400,000
4,750,000	VMIG1(b)	National Jewish Federation Bond Program, Series C-3, LOC-U.S. Bank NA, 3.640%, 3/1/07 (a)	4,750,000
1,570,000	VMIG1(b)	Colorado Educational & Cultural Facilities Authority, Revenue, National Jewish Federal Bond Program, LOC-Bank of America, 3.640%, 3/1/07 (a)	1,570,000

See Notes to Financial Statements.

16	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 3.8% (continued)
		Colorado Health Facilities Authority Revenue:
$19,400,000	A-1+	Catholic Health, Series B-3, SPA-Landesbank Hessen-Thuringen, 3.520%, 3/7/07 (a)	$19,400,000
20,000,000	A-1+	Sisters of Charity, 3.500%, 3/7/07 (a)	20,000,000

		Total Colorado	63,270,000

Delaware — 1.2%
18,000,000	VMIG1(b)	Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project, 3.670%, 3/1/07 (a)	18,000,000
1,005,000	A-1+	Kent County, DE, Delaware State University Student Housing, Series B, LOC-Wachovia Bank NA, 3.670%, 3/1/07 (a)	1,005,000
1,500,000	A-1+	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 3.640%, 3/1/07 (a)	1,500,000

		Total Delaware	20,505,000

District of Columbia — 2.9%
2,450,000	VMIG1(b)	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wachovia Bank, 3.570%, 3/7/07 (a)	2,450,000
		District of Columbia Revenue:
11,500,000	NR	3.580% due 3/8/07	11,500,000
265,000	A-1+	American Psychological Association, LOC-Bank of America, 3.690%, 3/1/07 (a)	265,000
1,600,000	VMIG1(b)	National Public Radio Inc., LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	1,600,000
9,000,000	A-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured, 3.550%, 3/7/07 (a)	9,000,000
		Metropolitan Washington Airports Authority:
12,000,000	NR	3.720% due 6/7/07	12,000,000
12,000,000	NR	Series 2005-C, 3.680% due 3/20/07	12,000,000

		Total District of Columbia	48,815,000

Florida — 4.7%
850,000	VMIG1(b)	Florida Housing Finance Corp. Multi-Family Revenue, Refunding Mortgage Victoria Park, Series J-1, LIQ-FNMA, 3.650%, 3/1/07 (a)	849,992
7,400,000	A-1+	Florida State Department of Environmental Protection, Preservation Revenue, Everglades Restoration, Series B, AMBAC-Insured, SPA-State of Florida, Department of Financial Services, Division of Treasury, 3.510%, 3/7/07 (a)	7,400,000
15,000,000	A-1+	Highlands County, FL, Health Facilities Authority Revenue, Refunding, Hospital Adventist Health, Series A, FSA-Insured, SPA-Dexia Credit Local, 3.650%, 3/1/07 (a)	15,000,000
7,000,000	VMIG1(b)	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-Bank of America, 3.800%, 3/1/07 (a)(c)	7,000,000
505,000	A-1+	Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project, 3.600%, 3/1/07 (a)	505,000
3,300,000	VMIG1(b)	Jacksonville, FL, HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-FNMA, 3.520%, 3/7/07 (a)	3,300,000
10,500,000	VMIG1(b)	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	10,500,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	17

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 4.7% (continued)
		Miami Dade County, FL:
$10,000,000	NR	3.650% due 6/1/07	$10,000,000
5,150,000	AAA	School Board, Series A, AMBAC-Insured, 5.000% due 4/1/07	5,156,254
6,000,000	F1+(d)	Palm Beach County, FL, EFA, Lynn University Project, LOC-Bank of America, 3.670%, 3/1/07 (a)	6,000,000
12,600,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank, 3.650%, 3/1/07 (a)	12,600,000

		Total Florida	78,311,246

Georgia — 4.9%
		Atlanta, GA:
		Airport Revenue:
2,500,000	A-1+	Refunding, General Series, MBIA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.650%, 3/1/07 (a)	2,500,000
4,420,000	VMIG1(b)	Series 1626-X, FSA-Insured, LIQ-Morgan Stanley, 3.720%, 3/1/07 (a)(c)	4,420,000
7,000,000	NR	Water & Waste Water Revenue, 3.660% due 11/2/07	7,000,000
7,500,000	VMIG1(b)	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,500,000
6,000,000	VMIG1(b)	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc. Project, LOC-SunTrust Bank, 3.660%, 3/7/07 (a)	6,000,000
6,600,000	VMIG1(b)	Floyd County, GA, Development Authority Revenue, Berry College Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	6,600,000
		Fulton County, GA, Development Authority Revenue:
18,000,000	A-1+	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.520%, 3/7/07 (a)	18,000,000
18,000,000	VMIG1(b)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	18,000,000
9,000,000	VMIG1(b)	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	9,000,000
2,720,000	VMIG1(b)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty Project, LOC-SunTrust Bank, 3.620%, 3/7/07 (a)(e)	2,720,000

		Total Georgia	81,740,000

Illinois — 11.7%
		Aurora, IL:
2,680,000	VMIG1(b)	Keson Industries Inc. Project, LOC-Harris Trust & Savings Bank, 3.810%, 3/1/07 (a)	2,680,000
5,000,000	A-1	IDR, Diamond Envelope Corp., LOC-Lasalle Bank N.A., 3.760%, 3/1/07 (a)	5,000,000
		Chicago, IL:
4,040,000	A-1+	John Hofuelster & Son Inc., 3.810%, 3/1/07 (a)	4,040,000
2,620,000	A-1+	Renaissance Center LP, Series A, LOC-Harris Trust & Savings Bank, 3.810%, 3/1/07 (a)	2,620,000
1,300,000	A-1+	Renaissance Center LP, Series B, LOC-Harris Bank, 3.810%, 3/1/07 (a)	1,300,000
		GO:
29,996,000	VMIG1(b)	Certificates, Series ZC-1, FGIC-Insured, 3.900%, 3/1/07 (a)(c)	29,996,000
3,415,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured, SPA-Lloyds Bank PLC, 3.650%, 3/1/07 (a)	3,415,000
10,000,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.680%, 3/1/07 (a)	10,000,000

See Notes to Financial Statements.

18	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 11.7% (continued)
$21,320,000	A-1+	Multifamily Housing Revenue, Central Station Project, Series A, LIQ FAC-Fannie Mae, 3.720%, 3/1/07 (a)	$21,320,000
1,330,000	F1+(d)	O’Hare International Airport Revenue, PT-98, 3.730%, 3/1/07 (a)(c)(e)	1,330,000
3,000,000		Park District, Corp. Purpose TAN, 4.500% due 3/15/07	3,000,869
8,100,000	A-1+	Cook County, IL, GO, Capital Improvement Series E, SPA-Depfa Bank PLC, 3.650%, 3/1/07 (a)	8,100,000
9,360,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project, LOC-LaSalle Bank NA, 3.680%, 3/1/07 (a)(c)	9,360,000
4,130,000	A-1+	Elmhurst, IL, Joint Community Accured Health Center, 3.660%, 3/1/07 (a)	4,130,000
3,375,000	A-1+	Fulton, IL, Drives-Inc., 3.810%, 3/1/07 (a)	3,375,000
2,100,000	VMIG1(b)	Grundy Kendall & Will Counties, IL, Community High School District 111, GO, Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.550%, 3/7/07 (a)	2,100,000
2,200,000	VMIG1(b)	Illinois EFA, Field Museum of Natural History, 3.550%, 3/7/07 (a)	2,200,000
		Illinois Finance Authority:
1,000,000	VMIG1(b)	Alexian Brothers Health Systems C, FSA-Insured, SPA-Harris Bank, 3.600%, 3/1/07 (a)	1,000,000
8,000,000	A-1	Saint Xavier University Project, LOC-Lasalle Bank N.A., 3.680%, 3/1/07 (a)	8,000,000
		Illinois Finance Authority Revenue:
4,125,000	VMIG1(b)	GO, Latin School Project, Series B, LOC-JPMorgan Chase, 3.700%, 3/1/07 (a)	4,125,000
19,000,000	VMIG1(b)	Loyola University Health, Series C, LOC-Charter One Bank FSB, 3.500%, 3/7/07 (a)	19,000,000
9,905,000	A-1	Resurrection Health, Series C, LOC-Lasalle Bank N.A., 3.630%, 3/1/07 (a)	9,905,000
1,625,000	A-1	Illinois Health Facilities Authority, Swedish Covenant Hospital, Series B, LOC-LaSalle Bank, 3.520%, 3/7/07 (a)	1,625,000
1,600,000	A-1+	Illinois Housing Development Authority, Multifamily Housing, Camelot, 3.570%, 3/7/07 (a)(e)	1,600,000
1,000,000	A-1+	Illinois Housing Development Authority Revenue, Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank, 3.730%, 3/1/07 (a)	1,000,000
10,250,000	A-1	Illinois State, GO, Series 534, FGIC-Insured, 3.690%, 3/1/07 (a)(c)	10,250,000
5,855,000	F1+(d)	Northern Illinois University, GO, P-Floats, PT-2640, FGIC-Insured, Credit Enhanced by Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	5,855,000
14,975,000	VMIG1(b)	Springfield, IL, Electric Revenue Municipal Building, Series 1618, MBIA-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	14,975,000
5,000,000	A-1+	University of Illinois, University Revenue, Refunding, UIC South Campus Project, Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.500%, 3/7/07 (a)	5,000,000

		Total Illinois	196,301,869

Indiana — 2.9%
6,000,000	A-1+	Indiana Health Facilities Financing Authority Revenue, Ascension Health, Series A-2, 3.620%, 6/1/07 (a)	6,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	19

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 2.9% (continued)
$10,900,000	A-1+	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement Ispat Inland Inc., LOC-Royal Bank of Scotland, 3.520%, 3/7/07 (a)	$10,900,000
21,980,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Waterworks Project, Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.660%, 3/1/07 (a)	21,980,000
5,965,000	A-1+	Mitchell, IN, School Building Corp., GO, P-Floats PT-2727, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	5,965,000
3,000,000	A-1+	Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A., 3.750%, 3/1/07 (a)	3,000,000

		Total Indiana	47,845,000

Iowa — 0.6%
2,500,000	A-1+	Iowa Finance Authority, Single Family Mortgage Bonds, 2004 Series B, 3.710%, 3/1/07 (a)	2,500,000
7,000,000	SP-1+	Iowa State, GO, 4.250% due 6/29/07	7,016,280

		Total Iowa	9,516,280

Kansas — 0.6%
		Kansas State Department of Transportation, Highway Revenue:
3,875,000	A-1+	Series B-1, LIQ-Pooled Money Investment Board, 3.630%, 3/1/07 (a)	3,875,000
7,000,000	A-1+	Series B-2, 3.630%, 3/1/07 (a)	7,000,000

		Total Kansas	10,875,000

Kentucky — 0.9%
		Berea, KY, Educational Facilities Revenue, Berea College Project:
2,600,000	VMIG1(b)	Series A, 3.660%, 3/1/07 (a)	2,600,000
1,180,000	VMIG1(b)	Series B, 3.660%, 3/1/07 (a)	1,180,000
11,115,000	VMIG1(b)	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Fifth Third Bank, 3.670%, 3/1/07 (a)	11,115,000

		Total Kentucky	14,895,000

Louisiana — 0.4%
3,400,000	P-1(b)	Calcasieu Parish Inc. Louisiana Industrial Development Board Revenue, Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.630%, 3/7/07 (a)(e)	3,400,000
4,100,000	A-1+	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue, WPT Corp. Project, LOC-Bank of America, 3.630%, 3/7/07 (a)	4,100,000

		Total Louisiana	7,500,000

Maine — 0.1%
2,060,000	A-1+	Maine Health & Higher EFA Revenue, Series B, AMBAC-Insured, SPA-KBC Bank N.V., 3.530%, 3/7/07 (a)	2,060,000

Maryland — 1.7%
10,000,000	NR	Anne Arundel County, MD, BAN, GO, TECP, Series A, SPA-Westdeutsche Landesbank, 3.600% due 4/5/07	10,000,000
10,000,000	NR	Baltimore County, MD, GO, Public Improvement, BAN, Series 95, TECP, LIQ-Westdeutsche Landesbank Girozentrale, 3.620% due 4/3/07	10,000,000

See Notes to Financial Statements.

20	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Maryland — 1.7% (continued)
$5,710,000	VMIG1(b)	Howard County, MD, Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA, 3.650%, 3/1/07 (a)	$5,710,000
2,000,000	A-1+	Maryland State Stadium Authority Lease Revenue, Refunding-Baltimore Convention, SPA-Bank of New York, 3.640%, 3/1/07 (a)	2,000,000

		Total Maryland	27,710,000

Massachusetts — 0.3%
3,000,000	AAA	Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Series A, MBIA-Insured, Project 6, 5.000%, 7/1/07 (a)	3,012,062
1,000,000	A-1	Massachusetts State DFA Revenue, Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.630%, 3/1/07 (a)	1,000,000
1,015,000	A-1+	Massachusetts State HEFA, Revenue, Williams College, Series J, 3.600%, 3/1/07 (a)	1,015,000

		Total Massachusetts	5,027,062

Michigan — 1.1%
		Detroit, MI:
5,000,000	A-1+	Sewer Disposal, Revenue, Systems Second Lien, Series A, FGIC-Insured, SPA-Depfa Bank PLC, 3.650%, 3/1/07 (a)	5,000,000
		City School District GO:
1,960,000	A-1+	P Floats PT-3126, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.710%, 3/1/07 (a)(c)	1,960,000
1,735,000	A-1+	Series 388, FGIC-Insured, 3.720%, 3/1/07 (a)(c)	1,735,000
1,000,000	A-1+	Ecorse, MI, Public School District GO, P Floats Pt-2680,
		FSA/Q-SBLF-Insured, Credit Enhanced by Merrill Lynch Capital Services Inc., 3.710%, 3/1/07 (a)(c)	1,000,000
6,865,000	F1+(d)	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.710%, 3/1/07 (a)(c)	6,865,000
1,195,000	A-1	Royal Oak Michigan Hospital Finance Authority Revenue, Refunding, William Beaumont, Series U, AMBAC-Insured, SPA-Morgan Stanley, 3.640%, 3/1/07 (a)	1,195,000

		Total Michigan	17,755,000

Minnesota — 2.9%
4,805,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada, 3.500%, 3/7/07 (a)	4,805,000
16,619,000	NR	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, Series A, 3.550% due 3/8/07	16,619,000
5,000,000	VMIG1(b)	Minnetonka, MN, MFH Revenue, Refunding-Minnetonka Hills Apartments, LIQ-Fannie Mae, 3.670%, 3/1/07 (a)	5,000,000
3,725,000	VMIG1(b)	Oak Park Heights, MN, MFH Revenue, Refunding Housing Boutwells Landing, LIQ-Freddie Mac, 3.670%, 3/1/07 (a)	3,725,000
17,500,000	A-1	University of Minnesota, Series A, SPA-Landesbank Hessen-Thuringen, 3.500%, 3/7/07 (a)	17,500,000

		Total Minnesota	47,649,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	21

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Mississippi — 0.6%
$9,400,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada, 3.660%, 3/1/07 (a)	$9,400,000

Missouri — 0.2%
2,500,000	A-1	Kansas City, MO, IDA, MFH Revenue, Clay Terrace Apartments Project, LOC-Lasalle Bank N.A., 3.730%, 3/1/07 (a)	2,500,000
1,000,000	A-1+	Missouri State HEFA, Washington University, Series B, SPA-Dexia Credit Local, 3.640%, 3/1/07 (a)	1,000,000

		Total Missouri	3,500,000

Nebraska — 3.0%
1,320,000	A-1+	Nebraska Investment Finance Authority Single Family Housing Revenue, Series C, SPA-FHLB, 3.580%, 3/7/07 (a)	1,320,000
12,000,000	NR	Nebraska Public Power District, Series A, 3.520% due 3/5/07	12,000,000
36,700,000	NR	Omaha Public Power District, 3.580% due 3/2/07	36,700,000

		Total Nebraska	50,020,000

Nevada — 2.4%
32,900,000	NR	Las Vegas Valley Water District, 3.630% due 3/5/07	32,900,000
6,500,000	VMIG1(b)	Nevada Housing Division, Multi-Family Unit Housing, Mesquite Apartments B, 3.580%, 3/7/07 (a)	6,500,000

		Total Nevada	39,400,000

New Jersey — 1.7%
5,985,000	F1+(d)	Moorestown Township, NJ School District, GO, P-Floats PT-2777, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.680%, 3/1/07 (a)(c)	5,985,000
4,605,500	F1+(d)	New Jersey Health Care Facilities Financing Authority Revenue, Series 961, FGIC-Insured, 3.670%, 3/1/07 (a)(c)	4,605,500
4,953,500	F1+(d)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-CR-Insured, Credit Enhanced by Morgan Stanley, 3.670%, 3/1/07 (a)(c)	4,953,500
13,600,000	VMIG1(b)	University Medicine & Dentistry, NJ, Series B, AMBAC-Insured, LOC-Bank of America, 3.650%, 3/1/07 (a)	13,600,000

		Total New Jersey	29,144,000

New York — 0.8%
975,000	A-1+	Metropolitan Transportation Authority of New York Revenue, Refunding, Series D-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.610%, 3/1/07 (a)	975,000
		New York City, NY, TFA:
		New York City Recovery Project Revenue, Series 1:
5,735,000	A-1+	Subordinated 1A, LIQ-Landesbank Hessen-Thuringen, 3.500%, 3/7/07 (a)	5,735,000
300,000	A-1+	Subordinated Series 1-C, LIQ-JPMorgan Chase, 3.600%, 3/1/07 (a)	300,000
200,000	A-1+	Subordinated Series 2-F, LIQ-Bayerische Landesbank, 3.610%, 3/1/07 (a)	200,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 0.8% (continued)
$2,200,000	VMIG1(b)	New York State Housing Finance Agency, 750 Sixth Avenue, Series A, FNMA-Collateralized, 3.540%, 3/7/07 (a)(e)	$2,200,000
3,985,000	A-1+	New York, NY, TFA Revenue, Future Tax Secured, Series A-2, SPA-JPMorgan Chase, 3.500%, 3/7/07 (a)	3,985,000

		Total New York	13,395,000

North Carolina — 5.2%
3,000,000	A-1+	Charlotte, NC, GO, SPA-KBC Bank NV, 3.650%, 3/1/07 (a)	3,000,000
20,000,000	A-1+	Charlotte, NC, Water & Sewer System Revenue, Series B, SPA-Depfa Bank PLC, 3.640%, 3/1/07 (a)	20,000,000
		Mecklenburg County, NC, COP:
6,500,000	A-1	Series A, LOC-Landesbank Hessen-Thuringen, 3.600%, 3/1/07 (a)	6,500,000
3,800,000	A-1+	SPA-Depfa Bank PLC, 3.640%, 3/1/07 (a)	3,800,000
		New Hanover County, NC:
6,750,000	A-1+	GO, SPA-Wachovia Bank, 3.700%, 3/1/07 (a)	6,750,000
9,700,000	A-1+	Hospital Revenue, Refunding, New Hanover Regional, Series A-1, FSA-Insured, SPA-Wachovia Bank, 3.510%, 3/7/07 (a)	9,700,000
15,000,000	A-1+	North Carolina State Education Assistance Authority, Student Loan, Series A-1, AMBAC-Insured, SPA-Royal Bank of Canada, 3.700%, 3/1/07 (a)	15,000,000
1,118,000	A-1+	North Carolina State, GO, Public Improvement Series D, SPA-Landesbank Hessen-Thuringen, 3.530%, 3/7/07 (a)	1,118,000
20,850,000	A-1+	Wake County, NC, GO, Series B, SPA-Landesbank Hessen-Thuringen, 3.640%, 3/1/07 (a)	20,850,000

		Total North Carolina	86,718,000

Ohio — 3.9%
830,000	A-1+	Cleveland-Cuyahoga County, OH, Port Authority Revenue, 96th Research Building Project, LOC-Fifth Third Bank, 3.550%, 3/7/07 (a)	830,000
		Franklin County, OH, Hospital Revenue, The Childrens Hospital Project:
10,000,000	VMIG1(b)	AMBAC-Insured, 3.650%, 3/1/07 (a)	10,000,000
17,245,000	VMIG1(b)	AMBAC-Insured, SPA-National City Bank, 3.650%, 3/1/07 (a)	17,245,000
4,900,000	VMIG1(b)	Greene County, OH, Sewer System Revenue, Series 1610, AMBAC-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	4,900,000
7,500,000	A-1+	Montgomery County, OH, Revenue, Catholic Health, Series B-2, 3.500%, 3/7/07 (a)	7,500,000
7,850,000	A-1+	Ohio State, Air Quality Development Authority, PCR, Refunding, LOC-KeyBank, 3.520%, 3/7/07 (a)	7,850,000
		Ohio State, Air Quality Development Authority Revenue:
9,000,000	A-1+	Akron Steel, Series A, LOC-ABN AMRO Bank NV, 3.610%, 3/7/07 (a)(e)	9,000,000
2,000,000	A-1+	Refunding Ohio Edison Project, Series A, LOC-Wachovia Bank N.A., 3.530%, 3/7/07 (a)	2,000,000
3,535,000	A-1+	Ohio State, GO, Common Schools, Series A, 3.530%, 3/7/07 (a)	3,535,000
3,000,000	A-1+	University Toledo OH General Receipts Bonds, FGIC-Insured, SPA-U.S. Bank NA, 3.640%, 3/1/07 (a)	3,000,000

		Total Ohio	65,860,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	23

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oklahoma — 1.0%
$4,300,000	A-2	Oklahoma Development Finance Authority Revenue, ConocoPhillips Co. Project, 3.600%, 12/1/07 (a)	$4,300,000
12,000,000	A-1+	Oklahoma State Student Loan Authority Revenue, Student Loan Bonds & Notes, Series A, MBIA-Insured, 3.550%, 3/7/07 (a)(e)	12,000,000

		Total Oklahoma	16,300,000

Oregon — 0.6%
2,800,000	A-1+	Oregon State, GO, Veterans Welfare, Series 86, SPA-Dexia Credit Local, 3.630%, 3/1/07 (a)	2,800,000
6,800,000	A-1+	Port of Portland Special Obligation Revenue, Horizon Air Insurance Inc. Project, LOC-Bank of America NA, 3.710%, 3/1/07 (a)(e)	6,800,000

		Total Oregon	9,600,000

Pennsylvania — 9.6%
6,650,000	A-1+	Allegheny County, PA, Higher Education Building Authority University Revenue, Carnegie Mellon University, SPA-Landesbank Hessen-Thuringen, 3.640%, 3/1/07 (a)	6,650,000
6,500,000	VMIG1(b)	Central York School District, GO, Series A, FSA-Insured, 3.670%, 3/1/07 (a)	6,500,000
2,100,000	VMIG1(b)	Chester County, PA, IDA Revenue, Archdiocese of Philadelphia, 3.640%, 3/1/07 (a)	2,100,000
12,215,000	F1+(d)	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 3.670%, 3/1/07 (a)	12,215,000
4,725,000	A-1+	Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank of PA, 3.660%, 3/1/07 (a)	4,725,000
6,500,000	A-1+	Harrisburg, PA, Authority School Revenue, Harrisburg Project, AMBAC-Insured, SPA-Westdeutsche Landesbank AG, 3.650%, 3/1/07 (a)	6,500,000
1,925,000	VMIG1(b)	Lancaster County, PA, GO, FSA-Insured, 3.660%, 3/1/07 (a)	1,924,996
8,000,000	A-1	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A., 3.670%, 3/1/07 (a)	8,000,000
6,950,000	VMIG1(b)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura Bank, 3.670%, 3/1/07 (a)	6,950,000
		Montgomery County, PA IDA Revenue, Philadelphia Presbyterian Homes:
5,890,000	A-1+	Series A, LOC-Wachovia Bank N.A., 3.680%, 3/1/07 (a)	5,890,000
5,400,000	A-1+	Series B, LOC-Wachovia Bank N.A., 3.680%, 3/1/07 (a)	5,400,000
6,785,000	A-1+	New Garden, PA, General Authority Revenue, Pooled Financing Program, Series II, FSA-Insured, SPA-Bank of Nova Scotia, 3.630%, 3/1/07 (a)	6,785,000
4,260,000	VMIG1(b)	North Pennsylvania Water Authority, FGIC-Insured, SPA-Depfa Bank PLC, 3.670%, 3/1/07 (a)	4,260,000
6,000,000	A-1	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.610%, 3/7/07 (a)	6,000,000
2,500,000	A-1	Pennsylvania Economic Development Financing Authority Revenue, Series C-1, LOC-PNC Bank N.A., 3.730%, 3/1/07 (a)	2,500,000
6,745,000	A-1+	Pennsylvania State GO, PA 895, FGIC-Insured, 3.700%, 3/1/07 (a)(c)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series 366, MBIA-Insured, 3.700%, 3/1/07 (a)(c)	4,995,000

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 9.6% (continued)
		Philadelphia, PA:
$1,200,000	A-1	Authority for Industrial Development Facilities Revenue, Marketplace Redwood Project A, AMBAC-Insured,SPA-Landesbank Baden-Wurttemberg, 3.710%, 3/1/07 (a)(e)	$1,200,000
		Authority for Industrial Development Revenue:
4,880,000	VMIG1(b)	Newcourtland Elder Services Project, LOC-PNC Bank N.A., 3.640%, 3/1/07 (a)	4,880,000
3,400,000	VMIG1(b)	The Franklin Institute Project, LOC-Bank of America, 3.670%, 3/1/07 (a)	3,400,000
17,000,000	A-1+	Gas Works Revenue, Sixth Series, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank, 3.650%, 3/1/07 (a)	17,000,000
		Hospitals and Higher EFA:
1,700,000	A-1+	Children’s Hospital Project, Series A, SPA-JPMorgan Chase & Westdeutsche Landesbank, 3.640%, 3/1/07 (a)	1,700,000
10,750,000	A-1	Hospital Revenue, Temple University Health, Series B, LOC-PNC Bank, 3.680%, 3/1/07 (a)	10,750,000
14,500,000	A-1+	Temple University Health, Series A, LOC-Wachovia Bank, 3.710%, 3/1/07 (a)	14,500,000
6,230,000	VMIG1(b)	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia Bank N.A., 3.670%, 3/1/07 (a)	6,230,000
3,300,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C, 3.500%, 3/7/07 (a)	3,300,000

		Total Pennsylvania	161,099,996

South Carolina — 2.0%
6,700,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 3.660%, 3/1/07 (a)	6,700,000
8,700,000	F1+(d)	South Carolina EFA for Private Non Profit Institutions, Columbia College Project, LOC-Bank of America, 3.720%, 3/1/07 (a)	8,700,000
		South Carolina Jobs EDA:
4,875,000	A-1+	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-Wachovia Bank, 3.670%, 3/1/07 (a)	4,875,000
7,000,000	VMIG1(b)	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.570%, 3/7/07 (a)(e)	7,000,000
3,745,000	A-1+	South Carolina State Housing Finance & Development Authority Multi-Family Revenue, Rental Housing, Rocky Creek, LOC-Wachovia Bank, 3.720%, 3/1/07 (a)	3,745,000
2,470,000	A-1	South Carolina Transportation Infrastructure Bank Revenue, Series 316, AMBAC-Insured, 3.700%, 3/1/07 (a)(c)	2,470,000

		Total South Carolina	33,490,000

South Dakota — 0.4%
6,210,000	A-1+	South Dakota Economic Development Finance Authority, Hastings Filters Inc., 3.810%, 3/1/07 (a)	6,210,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	25

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 3.6%
		Blount County, TN, Public Building Authority, Local Government Public Improvement:
$1,000,000	VMIG1(b)	Series A-1B, AMBAC-Insured, LOC-KBC Bank NV, 3.640%, 3/1/07 (a)	$1,000,000
1,470,000	VMIG1(b)	Series A-2F, LOC-KBC Bank NV, 3.640%, 3/1/07 (a)	1,470,000
1,600,000	VMIG1(b)	Series A-3A, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.640%, 3/1/07 (a)	1,600,000
2,100,000	VMIG1(b)	Series A-1-F, AMBAC-Insured, LOC-KBC Bank NV, 3.640%, 3/1/07 (a)	2,100,000
2,630,000	VMIG1(b)	Jackson, TN, Energy Authority, Gas System Revenue, LIQ-SunTrust Bank, FSA-Insured, 3.510%, 3/7/07 (a)	2,630,000
2,000,000	AA	Knoxville, TN, GO, Refunding Series B, 5.000% due 5/1/07	2,004,894
8,500,000	A-1+	Marion County, TN, Industrial & Environmental Development Board, Valmont Industries Inc. Project, LOC-Wachovia Bank N.A., 3.720%, 3/1/07 (a)	8,500,000
13,790,000	A-1+	Memphis, TN, Electric Systems Revenue, Series 378, MBIA-Insured, LIQ-JPMorgan Chase, 3.700%, 3/1/07 (a)(c)	13,790,000
2,390,000	VMIG1(b)	Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Revenue, Educational Facilities, Belmont University Project, LOC-SunTrust Bank, 3.510%, 3/7/07 (a)	2,390,000
4,250,000	VMIG1(b)	Morristown, TN, Industrial Development Board Revenue, Industrial Automotive Products, LOC-Landesbank Baden, 3.760%, 3/1/07 (a)(e)	4,250,000
6,600,000	VMIG1(b)	Sevier County, TN, Public Building Authority, Local Government Public Improvement, Series VI, Class D-2, 3.640%, 3/1/07 (a)	6,600,000
7,000,000	VMIG1(b)	Sumner County, TN, GO, Jail Capital Outlay Extension Notes, LOC-SunTrust Bank, 3.510%, 3/7/07 (a)	7,000,000
7,230,000	VMIG1(b)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.520%, 3/7/07 (a)	7,230,000

		Total Tennessee	60,564,894

Texas — 12.2%
8,625,000	A-1+	Austin, TX, Water & Wastewater System Revenue, FSA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.680%, 3/1/07 (a)	8,625,000
		Dallas, TX, Area Rapid Transit:
15,595,000	NR	3.600% due 3/8/07	15,595,000
25,000,000	NR	3.720% due 3/8/07	25,000,000
15,300,000	A-1+	Denton, TX, ISD, GO, School Building, Series B, SPA-Bank of America N.A., 3.680%, 3/1/07 (a)	15,300,000
2,265,000	F1+(d)	Garland, TX Electric System Revenue, P Floats Pt-2677, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	2,265,000
1,700,000	VMIG1(b)	Harris County, TX, Health Facilities Development Corp. Revenue, YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.640%, 3/1/07 (a)	1,700,000
14,000,000		Houston, TX, TECP, Series A, 3.550% due 3/13/07	14,000,000
15,520,000	VMIG1(b)	Houston, TX, Utilities System Revenue, Series 1613, MBIA-Insured, LIQ-Morgan Stanley Municipal Funding Inc., 3.690%, 3/1/07 (a)(c)	15,520,000
5,545,000	F1+(d)	McKinney, TX GO, P-Floats PT-2722, 3.720%, 3/1/07 (a)(c)	5,545,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System Revenue, Series B, FSA-Insured, 3.550%, 3/7/07 (a)	15,700,000
10,000,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.550%, 3/7/07 (a)	10,000,000

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 12.2% (continued)
$7,270,000	A-1+	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	$7,270,000
635,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue, Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.650%, 3/1/07 (a)	635,000
5,500,000	NR	Texas State, PFA, TECP, Series 2002A, 3.600% due 3/6/07	5,500,000
17,110,000	SP-1+	Texas State, TRAN, GO, 4.500% due 8/31/07	17,188,539
1,650,000	NR	Texas Technical University Revenue Financing System, TECP, Series A, 3.600% due 4/4/07	1,650,000
13,145,000	F1+(d)	University of North Texas University Revenue, Series 1587, MBIA-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	13,145,000
10,000,000	F1+(d)	Waxahachie, TX, ISD, GO, Series 1604, PSF-Insured, LIQ-Morgan Stanley, 3.690%, 3/1/07 (a)(c)	10,000,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC, 3.820%, 8/1/07 (a)	20,000,000

		Total Texas	204,638,539

Utah — 4.4%
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
2,300,000	A-1+	Series A, SPA-JPMorgan Chase, 3.640%, 3/1/07 (a)	2,300,000
4,100,000	A-1+	Series B, 3.650%, 3/1/07 (a)	4,100,000
		Utah Housing Corp. Single Family Mortgage Revenue:
8,270,000	A-1+	Series A-1, Class I, SPA-Westdeutsche Landesbank, 3.580%, 3/7/07 (a)	8,270,000
2,185,000	A-1+	Series B, Class I, SPA-Westdeutsche Landesbank, 3.580%, 3/7/07 (a)	2,185,000
4,905,000	A-1+	Series D, Class 1, LIQ-Bayerische Landesbank, 3.580%, 3/7/07 (a)	4,905,000
7,360,000	VMIG1(b)	Series D-1, Class I, SPA-FHLB, 3.580%, 3/7/07 (a)	7,360,000
4,160,000	A-1+	Series F-1, Class 1, SPA-Depfa Bank PLC, 3.580%, 3/7/07 (a)	4,160,000
2,400,000	VMIG1(b)	Series F-1, Class I, SPA-FHLB, 3.580%, 3/7/07 (a)(e)	2,400,000
9,765,000	A-1+	Series G, LIQ-Depfa Bank PLC, 3.580%, 3/7/07 (a)	9,765,000
13,080,000	A-1+	Series I, LIQ-Bayerische Landesbank, 3.580%, 3/7/07 (a)	13,080,000
1,885,000	A-1+	Utah State Housing Finance Agency, Single Family Mortgage, Series F-2, Class I, SPA-Bayerische Landesbank, 3.580%, 3/7/07 (a)	1,885,000
7,685,000	F1+(d)	Utah Water Finance Agency Revenue, P-Floats PT-2740, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	7,685,000
5,175,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.640%, 3/1/07 (a)	5,175,000

		Total Utah	73,270,000

Virginia — 0.4%
		Virginia College Building Authority, VA, Educational Facilities Revenue:
1,710,000	A-1+	21st Century College, Series C, SPA-Wachovia Bank N.A., 3.600%, 3/1/07 (a)	1,710,000
4,935,000	A-1	Series 134, FSA-Insured, 3.700%, 3/1/07 (a)(c)	4,935,000

		Total Virginia	6,645,000

Washington — 0.9%
2,600,000	F1+(d)	Everett, WA, GO, LOC-Bank of America, 3.720%, 3/1/07 (a)	2,600,000
4,825,000	F1+(d)	Pierce County, WA, GO, Series 2840, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	4,825,000
3,300,000	F1+(d)	Washington State GO, Series 438Z, MBIA-Insured, 3.700%, 3/1/07 (a)(c)	3,300,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	27

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Washington — 0.9% (continued)
$1,300,000	A-1+	Washington State Health Care Facilities Authority Revenue, Catholic Health, Series B, SPA-JPMorgan Chase, 3.520%, 3/7/07 (a)	$1,300,000
3,500,000	VMIG1(b)	Washington State Housing Finance Commission Non-Profit Revenue, Eastside Catholic School, Series A, LOC-Keybank N.A., 3.690%, 3/1/07 (a)	3,500,000

		Total Washington	15,525,000

West Virginia — 0.0%
400,000	A-1+	Marshall County, WV, PCR, Updates, Mountaineer Carbon Co., 3.640%, 3/1/07 (a)	400,000

Wisconsin — 1.6%
5,910,000	F1+(d)	D C Everest, WI, Area School District, GO, P-Floats Pt-2772, FSA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.720%, 3/1/07 (a)(c)	5,910,000
4,995,000	A-1+	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank N.A., 3.790%, 3/1/07 (a)(e)	4,995,000
7,600,000	A-1	Wisconsin HEFA, AMBAC-Insured, SPA-Morgan Stanley, 3.650%, 3/1/07 (a)	7,600,000
7,500,000	VMIG1(b)	Wisconsin State, HEFA Revenue, Jewish Home and Care Center, LOC-JPMorgan Chase, 3.700%, 3/1/07 (a)	7,500,000

		Total Wisconsin	26,005,000

Wyoming — 0.5%
8,000,000	VMIG1(b)	Sweetwater, WY, Memorial Hospital Project, LOC-Keybank NA, 3.540%, 3/7/07 (a)	8,000,000

		TOTAL INVESTMENTS — 98.0% (Cost — $1,636,700,886#)	1,636,700,886
		Other Assets in Excess of Liabilities — 2.0%	34,210,428

		TOTAL NET ASSETS — 100.0%	$1,670,911,314

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)

Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Rating by Fitch Ratings Service.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Please see pages 30 and 31 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Notes
COP	—	Certificate of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GO	—	General Obligation

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Board
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MFH	—	Multi-Family Housing
PCR	—	Pollution Control Revenue
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Board Loan Fund
SPA	—	Standby Bond Purchase Agreement
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TFA	—	Transitional Finance Authority
TRAN	—	Tax and Revenue Anticipation Notes

Summary of Investments by Industry* (unaudited)

Hospitals	16.8%
General Obligation	15.3
Education	14.9
Transportation	10.0
Industrial Development	7.1
Water & Sewer	7.1
Miscellaneous	6.8
Utilities	5.0
Housing: Multi-Family	4.0
Housing: Single-Family	3.8
Public Facilities	3.4
Life Care Systems	1.7
Pollution Control	1.6
Finance	0.9
Electric	0.8
Solid Waste	0.6
Tax Allocation	0.2

100.0%

*As a percentage of total investments. Please note that Portfolio holdings are as of February 28, 2007 and are subject to change.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	29

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC, CC
and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

30	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Bond Ratings (unaudited) (continued)

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+)sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	31

  Tax Free Reserves Portfolio

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$1,636,700,886
Cash	2,014
Receivable for securities sold	27,414,479
Interest receivable	7,107,136
Receivable from manager	45,111

Total Assets	1,671,269,626

LIABILITIES:
Investment management fee payable	177,536
Trustees’ fees payable	106,603
Accrued expenses	74,173

Total Liabilities	358,312

Total Net Assets	$1,670,911,314

REPRESENTED BY:
Paid-in capital	$1,670,911,314

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2007 Semi-Annual Report

  Tax Free Reserves Portfolio

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest (Note 1)	$27,041,817

EXPENSES:
Investment management fee (Note 2)	1,131,323
Trustees’ fees (Notes 2 and 6)	59,140
Legal fees	54,044
Audit and tax	13,967
Custody fees	6,924
Shareholder reports	1,375
Miscellaneous expenses	2,253

Total Expenses	1,269,026
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(137,069)
Fees paid indirectly (Note 1)	(659)

Net Expenses	1,131,298

Net Investment Income	25,910,519

Net Realized Gain on Investments	10,015

Increase in Net Assets From Operations	$25,920,534

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	33

  Tax Free Reserves Portfolio

Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$25,910,519	$62,504,695
Net realized gain (loss)	10,015	(33,798)

Increase in Net Assets From Operations	25,920,534	62,470,897

CAPITAL TRANSACTIONS:
Proceeds from contributions	1,840,618,753	6,170,239,041
Value of withdrawals	(1,875,632,852)	(6,813,869,686)

Decrease in Net Assets From Capital Transactions	(35,014,099)	(643,630,645)

Decrease in Net Assets	(9,093,565)	(581,159,748)
NET ASSETS:
Beginning of period	1,680,004,879	2,261,164,627

End of period	$1,670,911,314	$1,680,004,879

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Tax Free Reserves Portfolio

Financial Highlights

For the years ended August 31, unless otherwise noted:

	2007(1)		2006	2005	2004	2003	2002

Net Assets, End of Period (000s)	$1,671		$1,680	$2,261	$1,515	$1,511	$1,465

Total Return(2)	1.97%		3.05%	1.88%	0.91%	1.17%	1.72%

Ratios to Average Net Assets:
Gross expenses	0.17	%(3)(4)	0.17%	0.23%	0.23%	0.24%	0.24%
Net expenses(5)(6)(7)	0.15	(3)(4)	0.15	0.15	0.15	0.15	0.15
Net investment income	3.44	(3)	2.99	1.95	0.90	1.14	1.64

(1)	For the six months ended February 28, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.16% and 0.15%, respectively (Note 6).

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets other than interest, brokerage, taxes and extraordinary expenses, of the Portfolio will not exceed 0.15%.

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	35

Notes to Financial Statements (unaudited)

1.      Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2007, all investors in the Portfolio were funds advised by the manager of the fund or its affiliates.

          Effective as of close of business, April 13, 2007, the Portfolio is a no-load, non-diversified series of Master Portfolio Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations, other than expenses specifically assumed by the manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses in the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

36	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.      Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays investment management fees calculated daily and paid monthly at an annual rate of 0.15% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Portfolio. For its services LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the six months ended February 28, 2007, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $91,958. In addition, during the six months ended February 28, 2007, the Portfolio was reimbursed for expenses amounting to $45,111.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

          During a special meeting in June 2006, the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection, the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Portfolio’s allocable share of benefits under this amendment is $61,492.

          Under the previous Retirement Plan (the “Plan”), all Trustees who were not “Interested Persons” of the Portfolio, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Trust or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in

Tax Free Reserves Portfolio 2007 Semi-Annual Report	37

Notes to Financial Statements (unaudited) (continued)

installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.      Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for approval by the SEC. At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also requires that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

38	Tax Free Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Fund’s Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Portfolio.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

4.      Legal Matters

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 3. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Portfolio’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Portfolio’s manager and its affiliates to continue to render services to the Funds under their respective contracts.

5.      Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Tax Free Reserves Portfolio 2007 Semi-Annual Report	39

Notes to Financial Statements (unaudited) (continued)

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

6.      Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Portfolio will be recognized in the period during which the expense is incurred. Such expenses include obtaining investor votes for proposals relating to the initiatives noted above, the election of board members, and the retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

7.      Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

40	Tax Free Reserves Portfolio 2007 Semi-Annual Report

CitiSM Tax Free Reserves

TRUSTEES
Elliot J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
    Chairman
Rainer Greeven
Stephen Randolph Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
(OF TAX FREE RESERVES
PORTFOLIO)
Legg Mason Partners Fund
    Advisor, LLC

SUBADVISER
Western Asset
    Management Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust
     Company

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

CitiSM Tax Free Reserves

The Fund is a separate investment fund of Legg Mason Partners Money Market Trust, a Maryland business trust.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted
for the general information
of the shareholders of
CitiSM Tax Free Reserves.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

© 2007 Legg Mason Investor Services, LLC
Member NASD, SIPC

CFS/RTF/207         SR07-302

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	May 4, 2007

             Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	May 4, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	May 4, 2007